OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 491,809
2024	379,932
2025	210,439
2026	213,003
2027	142,044
Thereafter	103,202
Total minimum lease revenues	$ 1,540,429